Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

January 31, 2021

ILS-QTLY-0321
1.827842.115

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value
Australia - 0.9%
Imdex Ltd.	2,841,452	$3,431,096
Kogan.Com Ltd.	817,312	11,237,106

TOTAL AUSTRALIA		14,668,202

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (a)	6,846,716	7,367,066
Belgium - 1.1%
Barco NV	327,461	6,344,336
KBC Ancora (b)	268,489	10,511,109

TOTAL BELGIUM		16,855,445

Canada - 1.7%
McCoy Global, Inc. (b)	630,715	256,478
New Look Vision Group, Inc.	248,900	6,569,208
Richelieu Hardware Ltd.	444,900	13,036,483
Summit Industrial Income REIT	700,000	7,247,703

TOTAL CANADA		27,109,872

China - 0.4%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,864,491	6,662,885
Denmark - 2.2%
Netcompany Group A/S (a)(b)	158,226	14,806,418
SimCorp A/S	109,800	14,279,052
Spar Nord Bank A/S	640,287	5,861,061

TOTAL DENMARK		34,946,531

Finland - 1.3%
Admicom OYJ	51,100	6,821,365
Musti Group OYJ	65,004	2,033,671
Tikkurila Oyj	284,985	11,360,960

TOTAL FINLAND		20,215,996

France - 1.5%
Laurent-Perrier Group SA	54,312	4,890,546
Lectra	239,400	6,841,837
Vetoquinol SA	116,884	12,227,003

TOTAL FRANCE		23,959,386

Germany - 3.2%
CompuGroup Medical AG	128,810	12,755,498
CTS Eventim AG	328,993	19,435,463
Nexus AG	291,358	18,810,323

TOTAL GERMANY		51,001,284

India - 0.9%
Embassy Office Parks (REIT)	1,894,400	9,135,293
Indian Energy Exchange Ltd. (a)	1,354,228	4,576,978

TOTAL INDIA		13,712,271

Ireland - 0.1%
FBD Holdings PLC (b)	243,128	2,088,940
Israel - 2.4%
Ituran Location & Control Ltd.	557,077	10,662,454
Maytronics Ltd.	366,015	6,409,094
Strauss Group Ltd.	596,484	16,993,096
Tel Aviv Stock Exchange Ltd.	707,643	3,792,773

TOTAL ISRAEL		37,857,417

Italy - 2.1%
Interpump Group SpA	716,943	32,226,510
Japan - 36.9%
Ai Holdings Corp.	225,800	4,248,907
Aoki Super Co. Ltd.	175,000	4,753,210
Artnature, Inc.	483,700	2,964,680
Aucnet, Inc.	288,600	3,612,150
Azbil Corp.	1,261,492	64,312,065
Broadleaf Co. Ltd. (c)	2,424,998	14,608,561
Central Automotive Products Ltd.	130,900	3,240,476
Century21 Real Estate Japan Ltd.	66,500	681,221
Curves Holdings Co. Ltd.	1,592,126	12,661,616
Daiichikosho Co. Ltd.	382,500	13,146,212
Daikokutenbussan Co. Ltd.	118,800	6,328,741
Digital Hearts Holdings Co. Ltd.	115,900	1,399,718
Funai Soken Holdings, Inc.	334,750	7,411,191
Goldcrest Co. Ltd.	690,630	11,881,381
Iwatsuka Confectionary Co. Ltd.	18,900	795,732
Kobayashi Pharmaceutical Co. Ltd.	123,800	13,922,994
Koshidaka Holdings Co. Ltd.	1,546,400	6,156,368
Kusuri No Aoki Holdings Co. Ltd.	98,300	8,052,069
Lasertec Corp.	506,844	67,985,662
Medikit Co. Ltd.	224,400	6,812,659
Miroku Jyoho Service Co., Ltd.	349,800	7,233,441
Misumi Group, Inc.	519,650	16,892,532
Mitsuboshi Belting Ltd.	229,680	3,609,273
Nabtesco Corp.	475,600	21,272,481
Nagaileben Co. Ltd.	658,227	19,103,633
Nihon Parkerizing Co. Ltd.	1,745,600	16,948,544
NS Tool Co. Ltd.	285,100	7,240,116
OBIC Co. Ltd.	270,700	50,808,745
OSG Corp.	934,700	16,740,629
Paramount Bed Holdings Co. Ltd.	283,360	12,403,509
Poletowin Pitcrew Holdings, Inc.	318,500	3,527,233
ProNexus, Inc.	467,800	4,702,787
San-Ai Oil Co. Ltd.	825,900	8,484,113
SHO-BOND Holdings Co. Ltd.	635,600	27,640,059
Shoei Co. Ltd.	799,952	32,534,207
SK Kaken Co. Ltd.	27,900	10,254,905
Software Service, Inc.	101,600	10,718,220
Techno Medica Co. Ltd.	80,791	1,200,160
The Monogatari Corp.	53,300	5,882,362
TKC Corp.	106,500	7,005,442
Tocalo Co. Ltd.	643,336	8,758,386
USS Co. Ltd.	924,700	18,185,899
Welcia Holdings Co. Ltd.	219,400	7,456,814
Workman Co. Ltd. (c)	64,600	5,334,765
Yamada Consulting Group Co. Ltd.	235,400	2,139,489

TOTAL JAPAN		581,053,357

Korea (South) - 1.0%
BGF Retail Co. Ltd.	54,526	8,288,182
Leeno Industrial, Inc.	58,528	8,027,786

TOTAL KOREA (SOUTH)		16,315,968

Netherlands - 2.3%
Aalberts Industries NV	789,480	35,630,752
Norway - 1.6%
Kongsberg Gruppen ASA	471,559	9,149,804
Medistim ASA	170,842	5,086,038
PatientSky Group A/S	2,373,662	3,657,948
Sbanken ASA (a)	794,633	6,289,861
Volue A/S	163,433	915,853

TOTAL NORWAY		25,099,504

Philippines - 0.2%
Jollibee Food Corp.	751,940	2,780,269
South Africa - 1.0%
Clicks Group Ltd. (c)	952,129	15,643,767
Spain - 1.1%
Fluidra SA	689,408	16,565,295
Sweden - 7.8%
Addlife AB	1,869,656	32,711,093
AddTech AB (B Shares)	3,058,082	40,621,699
BHG Group AB (b)	390,000	7,318,071
INVISIO AB	316,300	7,502,203
John Mattson Fastighetsforetag (b)	258,652	4,333,411
Lagercrantz Group AB (B Shares)	3,609,831	31,103,219

TOTAL SWEDEN		123,589,696

Switzerland - 2.0%
Tecan Group AG	65,620	31,824,687
Taiwan - 0.3%
Addcn Technology Co. Ltd.	691,435	5,245,437
United Kingdom - 13.9%
Alliance Pharma PLC	9,107,237	10,806,191
Avon Rubber PLC	715,000	30,369,375
Bodycote PLC	813,967	7,845,832
Clarkson PLC	295,549	10,123,662
Dechra Pharmaceuticals PLC	755,095	37,307,438
DP Poland PLC (b)	16,469,165	2,335,501
Helios Towers PLC (b)	349,816	764,963
Howden Joinery Group PLC (b)	1,079,900	9,943,080
Rightmove PLC (b)	2,014,170	16,536,212
Spectris PLC	939,278	39,071,855
Spirax-Sarco Engineering PLC	297,391	45,147,707
Ultra Electronics Holdings PLC	333,258	9,118,571

TOTAL UNITED KINGDOM		219,370,387

United States of America - 2.6%
Autoliv, Inc.	52,300	4,639,533
Morningstar, Inc.	53,100	12,207,159
PriceSmart, Inc.	120,660	11,327,561
ResMed, Inc.	63,495	12,798,687

TOTAL UNITED STATES OF AMERICA		40,972,940

TOTAL COMMON STOCKS
(Cost $771,766,335)		1,402,763,864

Nonconvertible Preferred Stocks - 1.6%
Germany - 1.6%
Sartorius AG (non-vtg.)
(Cost $1,367,417)	49,680	24,754,731

Investment Companies - 5.0%
United States of America - 5.0%
iShares MSCI EAFE Small-Cap ETF
(Cost $67,132,291)	1,160,000	78,984,405

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.09% (d)	71,212,815	71,227,058
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	12,835,171	12,836,455
TOTAL MONEY MARKET FUNDS
(Cost $84,063,483)		84,063,513
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $924,329,526)		1,590,566,513
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(13,814,361)
NET ASSETS - 100%		$1,576,752,152

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,040,323 or 2.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,818
Fidelity Securities Lending Cash Central Fund	26,151
Total	$44,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.